CONVERTIBLE PROMISSORY NOTES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
CONVERTIBLE PROMISSORY NOTES [Abstract]
CONVERTIBLE PROMISSORY NOTES

NOTE 5 - CONVERTIBLE PROMISSORY NOTE

In May 2012, the Company,  as part of the purchase of Cisco Pacific,  issued the seller a $150,000 convertible  promissory note. The convertible  promissory note has an interest rate of 8% and is due May 30, 2013. The  convertible  promissory note  and  accrued  interest  may be  converted  into  shares  of the  Company's restricted  common  stock at $1.00 per share.  At March 31,  2013,  the note had accrued  interest of $10,041.  Subsequent  to the three  months  ended March 31,

2013, the outstanding  principal and accrued  interest was paid in full for cash of $162,000.

NOTE 5 - CONVERTIBLE PROMISSORY NOTES

During  June 2012,  the  Company,  in  exchange  for cash of  $25,000,  issued a convertible promissory note for $25,000. The note was convertible into shares of the  Company's  restricted  common stock at $0.50 per share and has a term of 12 months.  In  September  2012,  the  holder  of the note  converted  the  $25,000 principal of the note  into50,000  shares of the Company's  common stock and the accrued  interest  of $364 into 728 shares of the  Company's  restricted  common stock.

In May 2012, the Company,  as part of the purchase of Cisco Pacific,  issued the seller a $150,000 convertible  promissory note. The convertible  promissory note has an interest rate of 8% and is due May 30, 2013. The  convertible  promissory note  and  accrued  interest  may be  converted  into  shares  of the  Company's restricted  common stock at $1.00 per share.  At December 31, 2012, the note had accrued interest of $7,082.  Subsequent to the year ended December 31, 2012, the outstanding  principal  and  accrued  interest  was  paid  in full  for  cash of

$162,000.  Consequently,  no  amortization  of the  note is  necessary  based on current stock values as the stock was subsequently settled in cash.

During the period of March 8, 2011 (Inception)  through December 31, 2011, South

Uintah, in exchange for cash,  issued $500,000 of convertible  promissory notes.

The notes were  convertible  into shares of South Uintah's common stock at $0.25 per shares.  The  convertible  notes  earned  interest at 6% and had a term of 1 year. In connection with the offering, the convertible notes holders were issued warrants exercisable for 2,000,000 shares of stock. The Warrants had a term of 2 years and an exercise price of $0.50 per share.  At December 31, 2011, the notes had accrued interest of $16,401.

In  January  2012,  prior to the  closing of the  acquisition  with  Hinto,  the principal  ($500,000) and accrued interest ($17,983) were converted into a total of 2,071,931  shares of common  stock,  which were then  exchanged for shares of

Hinto's common stock as part of the acquisition.